Report of Directors Corporate Governance - Executive Directors' interests in shares (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2019 shares £ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of transactions between related parties [line items]
Share options (in shares)	65,060,000	65,060,000	57,065,000	64,670,000
Average daily closing share price (gbp per share) | £ / shares	£ 5.896
Period after appointment to meet minimum shareholding guideline		5 years
Noel Quinn
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary		400.00%
Shareholding, percentage of salary	210.00%	210.00%
Share interests (in shares)	441,925	441,925
Share options (in shares)	0	0
John Flint
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary		400.00%
Shareholding, percentage of salary	504.00%	504.00%
Share interests (in shares)	1,060,599	1,060,599
Share options (in shares)	5,505	5,505
Ewen Stevenson
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary		300.00%
Shareholding, percentage of salary	191.00%	191.00%
Share interests (in shares)	233,972	233,972
Share options (in shares)	0	0
Marc Moses
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary		300.00%
Shareholding, percentage of salary	1450.00%	1450.00%
Share interests (in shares)	1,777,688	1,777,688
Share options (in shares)	0	0
Group Managing Directors
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary		250.00%
Shareholding guidelines, number of shares (in shares)		250,000
Long-Term Incentive Awards, With Performance Conditions
Disclosure of transactions between related parties [line items]
Period of continuing release of granted awards after Director ceases employment as a good leaver (up to)		8 years
Long-Term Incentive Awards, Without Performance Conditions
Disclosure of transactions between related parties [line items]
Period of tenure required for no performance conditions for Directors who cease employment as good leaver		5 years
Target payout		50.00%
Shareholding guidelines, percentage of salary		400.00%
Deferred Shares, Without Performance Conditions
Disclosure of transactions between related parties [line items]
Award vesting period		5 years
Deferred Shares, Without Performance Conditions | Noel Quinn
Disclosure of transactions between related parties [line items]
Share options (in shares)	390,806	390,806
Deferred Shares, Without Performance Conditions | John Flint
Disclosure of transactions between related parties [line items]
Share options (in shares)	372,335	372,335
Deferred Shares, Without Performance Conditions | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Share options (in shares)	945,921	945,921
Deferred Shares, Without Performance Conditions | Marc Moses
Disclosure of transactions between related parties [line items]
Share options (in shares)	569,173	569,173
Deferred Shares, With Performance Conditions | Noel Quinn
Disclosure of transactions between related parties [line items]
Share options (in shares)	0	0
Deferred Shares, With Performance Conditions | John Flint
Disclosure of transactions between related parties [line items]
Share options (in shares)	788,933	788,933
Deferred Shares, With Performance Conditions | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Share options (in shares)	0	0
Deferred Shares, With Performance Conditions | Marc Moses
Disclosure of transactions between related parties [line items]
Share options (in shares)	1,252,464	1,252,464
Shares delivered to executive Directors as part of the FPA
Disclosure of transactions between related parties [line items]
Retention period		5 years
Shares delivered as part of annual incentive award
Disclosure of transactions between related parties [line items]
Retention period		1 year